INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
Schedule of intangible assets with indefinite lives

	2020	2019
Qwest:
FAA Certifications	$724,000	$724,000
Goodwill	13,416,000	13,416,000
ACS:
FAA Certifications	710,000	710,000
Goodwill	379,000	379,000
Avborne:
Trademarks	600,000	600,000
FAA certificates	7,300,000	7,300,000
Goodwill	63,000	63,000
ACT:
Trademarks	200,000	—
FAA Certificates	796,000	—
Goodwill	6,002,000	—
Total intangible assets with indefinite lives	$30,190,000	$23,192,000

Schedule of intangible assets with definite lives

	Useful Life
	In Years	2020	2019
Qwest:
Customer relationships	10	$8,083,000	$9,058,000
ACS:
Customer relationships	10	90,000	110,000
Avborne:
Customer relationships	10	1,663,000	1,873,000
ACT:
Customer relationships	10	8,198,000	—
Total intangible assets with definite lives		$18,034,000	$11,041,000

Schedule of amortization expense on finite lived intangible assets

	Year ended December 31,
	2020	2019	2018
Amortization expense	$2,108,000	$789,000	$97,000

Schedule of goodwill activity

	Asset
	Management
	Solutions	TechOps	Total
Goodwill as of December 31, 2018	$—	$442,000	$442,000
Additions	13,416,000	—	13,416,000
Goodwill as of December 31, 2019	$13,416,000	$442,000	$13,858,000
Additions	—	6,002,000	6,002,000
Goodwill as of December 31, 2020	$13,416,000	$6,444,000	$19,860,000